Organization and Basis of Presentation - Summary of Subsidiaries, VIE and VIE's Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Mar. 10, 2014
Subsidiaries [Member] | BR Hong Kong Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Apr. 01, 2014
Place of incorporation	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Subsidiaries [Member] | Beijing Burning Rock Biotech Co Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jun. 13, 2014
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Trading
Subsidiaries [Member] | Burning Rock Biotechnology (Shanghai) Co Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jul. 04, 2016
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Research and development
Subsidiaries [Member] | Burning Rock Dx LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Aug. 28, 2019
Place of incorporation	United States
Percentage of legal ownership by the Company	100.00%
Principal activities	Cancer therapy selection test
VIE [Member] | Burning Rock (Beijing) Biotechnology Co Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jan. 07, 2014
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Holding
VIE's subsidiaries [Member] | Guangzhou Burning Rock Dx Co Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Mar. 18, 2014
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Cancer therapy selection test and sales of reagent kits
VIE's subsidiaries [Member] | Guangzhou Burning Rock Medical Equipment Co Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	Jan. 06, 2015
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Facilitation of laboratory equipment sales and sales of reagent kits